ACCRUED EXPENSES AND OTHER LIABILITIES AND OTHER PAYABLES, NON-CURRENT	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
CADV Ventures S.A [Member]
ACCRUED EXPENSES AND OTHER LIABILITIES AND OTHER PAYABLES, NON-CURRENT

4. Accrued Expenses and Other Liabilities and Other Payables, Non-current

	As of December 31,
	2025	2024
	US$	US$
Accrued service expenses	4,477	3,932
Accrued professional fees	1,648	942
Payroll and social welfare payables	1,613	4,438
Other payables	—	158
Accrued office expense	—	111
Accrued expenses and other liabilities	7,738	9,581

On December 31, 2025, the Company entered into a promissory note agreement (“Promissory note”) with Handsfull Technology Corporation (“Handsfull”), a company organized under the law of Republic of China, Taiwan, which Handsfull agreed to grant the Company a promissory note amounted US$156,190 with maturity date on June 30, 2027 and an annual interest rate 3%. The Promissory note is used by Handsfull to pay the offering related expenses on behalf of the Company.

Kukugan Invest [Member]
ACCRUED EXPENSES AND OTHER LIABILITIES AND OTHER PAYABLES, NON-CURRENT

5. Accrued Expenses and Other Liabilities and Other Payables, Non-current

	Successor	Predecessor
	As of June 30, 2026	As of December 31, 2025
	US$	US$
Accrued service expenses	1,179	4,477
Accrued professional fees	38,429	1,648
Payroll and social welfare payables	3,582	1,613
Accrued expenses and other liabilities	43,190	7,738

On December 31, 2025 and March 30, 2026, the Company entered into promissory note agreements (“Promissory note”) with Handsfull Technology Corporation (“Handsfull”), a company organized under the law of Republic of China, Taiwan and fully controlled by Mr. Lin, pursuant to which Handsfull agreed to grant the Company a promissory note amounted US$156,190 and US$140,725 with maturity date on June 30, 2027 and an annual interest rate of 3%. On June 30, 2026, the Company entered into amendments to Promissory note agreements to extend the maturity date to December 31, 2027.

On April 1, 2026, the Company entered into promissory note agreement with Mr. Lin, which Mr. Lin agreed to grant the Company a promissory note amounted US$49,034 with maturity date on December 31, 2027 and an annual interest rate of 3%.

The promissory notes are used by Mr. Lin and Handsfull to pay the IPO expenses on behalf of the Company. After the Reorganization, Mr. Lin and Handsfull became related parties of the Company. As of June 30, 2026, the outstanding amount of the Promissory note is US$345,949. The outstanding balance is reclassified as amount due to a related party, non-current because Mr. Lin became the Group’s ultimate controlling shareholder after the Reorganization on January 6, 2026.